Financial instruments at fair value (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Financial Instruments At Fair Value Details Narrative
Change in fair value of financial instruments	$ 419	$ (35)	$ (57)
Financial instruments at fair value	119
Financial instruments at fair value - non current portion	$ 208